Derivative Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option	$ 111	$ 35	$ 54
Derivative instruments in a liability position	4,537	6,560
Derivative instruments in a liability position, collateral posted	3,921	5,967
Loan commitment derivatives with notional	5,613	$ 2,603
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option	$ 0